UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 122.0%
Corporate — 3.9%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	$ 5,000	$ 5,236,750
County/City/Special District/School
District — 22.4%
Borough of Hopatcong New Jersey, GO,
Refunding, Sewer (AMBAC), 4.50%,
8/01/33	750	768,292
City of Perth Amboy New Jersey, GO,
CAB (AGM), 5.13%, 7/01/35 (a)	1,250	1,183,937
County of Hudson New Jersey, COP,
Refunding (NPFGC), 6.25%,
12/01/16	1,000	1,184,860
County of Middlesex New Jersey, COP,
Refunding (NPFGC), 5.00%, 8/01/22	3,000	3,070,650
Edgewater Borough Board of Education,
GO (AGM):
4.25%, 3/01/34	300	305,082
4.25%, 3/01/35	300	304,146
4.30%, 3/01/36	300	303,903
4.30%, 3/01/37	300	305,769
4.30%, 3/01/38	300	304,836
4.30%, 3/01/39	300	304,602
4.30%, 3/01/40	215	217,965
Essex County Improvement Authority,
Refunding RB, AMT (NPFGC), 4.75%,
11/01/32	1,000	955,300
Hudson County Improvement
Authority, RB:
CAB, Series A-1 (NPFGC), 4.51%,
12/15/32 (b)	1,000	283,600
Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	1,400	1,515,738
Hudson County Improvement Authority,
Refunding RB, Hudson County Lease
Project (NPFGC), 5.38%, 10/01/24	7,500	7,524,300
Monmouth County Improvement
Authority, RB, Governmental Loan
(AMBAC):
5.00%, 12/01/11 (c)	975	1,024,969
5.00%, 12/01/11 (c)	980	1,030,225
5.00%, 12/01/17	605	619,127
5.00%, 12/01/18	545	556,347
5.00%, 12/01/19	560	570,097

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School
District (concluded)
Monmouth County Improvement
Authority, Refunding RB,
Governmental Loan (AMBAC):
5.20%, 12/01/14	$ 240	$ 240,670
5.25%, 12/01/15	765	766,897
Morristown Parking Authority, RB
(NPFGC), 4.50%, 8/01/37	1,355	1,373,834
New Jersey State Transit Corp., COP,
Subordinate, Federal Transit
Administration Grants, Series A (AGM),
5.00%, 9/15/21	1,000	1,045,450
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	3,600	3,556,116
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.38%, 8/15/28	725	757,843
		30,074,555
Education — 22.0%
New Jersey Educational Facilities
Authority, RB:
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/21	1,600	1,722,432
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (c)	1,185	1,357,323
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	3,805	4,010,318
Montclair State University, Series J
(NPFGC), 4.25%, 7/01/30	2,895	2,902,093
Ramapo College, Series I (AMBAC),
4.25%, 7/01/31	1,250	1,243,125
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	3,890	3,726,036
Rowan University, Series B (AGC),
5.00%, 7/01/26	2,575	2,802,063
Stevens Institute of Technology,
Series A, 5.00%, 7/01/34	1,500	1,504,965
William Paterson University,
Series C (AGC), 4.75%, 7/01/34	1,115	1,141,203
William Paterson University,
Series E (Syncora), 5.00%, 7/01/21	1,725	1,812,992

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	EDA	Economic Development Authority
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	S/F	Single Family
COP	Certificates of Participation

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey State Higher Education
Assistance Authority, RB, Series A,
AMT (AMBAC), 5.30%, 6/01/17	$ 3,565	$ 3,570,027
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	592,167
5.50%, 12/01/19	1,145	1,184,159
5.50%, 12/01/20	1,130	1,164,521
5.50%, 12/01/21	865	889,843
		29,623,267
Health — 12.4%
New Jersey Health Care Facilities
Financing Authority, RB:
Meridian Health, Series I (AGC),
5.00%, 7/01/38	745	768,900
Meridian Health, Series II (AGC),
5.00%, 7/01/38	2,990	3,085,919
Meridian Health, Series V (AGC),
5.00%, 7/01/38	750	774,060
South Jersey Hospital, 6.00%,
7/01/12 (c)	4,000	4,369,400
Virtua Health (AGC), 5.50%,
7/01/38	1,000	1,084,530
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical Center, 5.75%,
7/01/12 (c)	525	569,546
Atlantic City Medical Center, 6.25%,
7/01/12 (c)	290	317,013
Atlantic City Medical System,
6.25%, 7/01/17	325	341,923
Atlantic City Medical System,
5.75%, 7/01/25	790	811,583
Hackensack University Medical
(AGM), 4.63%, 1/01/30	2,315	2,329,492
Meridian Health System Obligation
Group (AGM), 5.25%, 7/01/19	2,250	2,252,947
		16,705,313
Housing — 8.6%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	4,325	4,450,468
Home Buyer, Series CC, AMT
(NPFGC), 5.80%, 10/01/20	2,640	2,751,989
Series A, AMT (FGIC), 4.90%,
11/01/35	820	820,262
Series AA, 6.50%, 10/01/38	1,075	1,163,494
Series B (AGM), 1.10%, 5/01/12	1,150	1,151,265
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	500	496,205
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	400	437,568
6.75%, 12/01/38	250	287,743
		11,558,994

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State — 35.9%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	$ 6,725	$ 4,077,233
Election of 2005, Series A, 5.80%,
11/01/22	2,605	3,067,466
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge,
Series R (NPFGC), 4.95%,
7/01/21 (b)	2,325	1,402,184
Cigarette Tax, 5.63%, 6/15/19	1,060	1,060,594
Cigarette Tax (Radian), 5.75%,
6/15/29	785	772,605
Cigarette Tax (Radian), 5.50%,
6/15/31	225	219,353
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	1,000	1,107,130
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/29	3,900	4,014,309
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	8,500	8,759,420
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/34	1,765	1,783,744
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,200	1,375,104
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	1,000	1,041,640
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc.
Project, Series B, AMT, 5.60%,
11/01/34	1,000	1,055,020
School Facilities Construction,
Series K (NPFGC), 5.25%,
12/15/17	750	860,137
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,713,527
5.50%, 3/01/22	1,050	1,161,079
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.85%,
12/15/32 (b)	4,750	1,409,325
CAB, Series C (AMBAC), 5.05%,
12/15/35 (b)	2,760	645,923
Series A (AGC), 5.63%, 12/15/28	780	885,121
Series D (AGM), 5.00%, 6/15/19	3,000	3,298,710
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System:
Series A (AGM), 5.25%, 12/15/20	4,250	4,960,005
Series B (NPFGC), 5.50%,
12/15/21	1,000	1,156,300
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/27	500	537,645
State of New Jersey, GO, Refunding,
Series D (NPFGC), 6.00%, 2/15/13	1,725	1,922,012
		48,285,586

2 BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Tobacco — 1.5%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (c)	$ 1,715	$ 1,992,041
Transportation — 4.3%
New Jersey State Turnpike Authority, RB,
Growth & Income Securities, Series B
(AMBAC), 5.22%, 1/01/15 (a)	3,005	2,499,529
New Jersey State Turnpike Authority,
Refunding RB, Series A (AGM), 5.25%,
1/01/29	2,000	2,320,580
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A:
(AGM), 5.50%, 12/15/22	150	176,073
(AMBAC), 5.00%, 12/15/32	730	762,872
		5,759,054
Utilities — 11.0%
Essex County Utilities Authority,
Refunding RB (AGC), 4.13%, 4/01/22	1,000	1,053,440
Jersey City Municipal Utilities Authority,
Refunding RB (AMBAC), 6.25%,
1/01/14	3,750	4,027,800
New Jersey EDA, RB, New Jersey
American Water Co., Inc. Project,
Series A, AMT (AMBAC), 5.25%,
11/01/32	1,000	1,010,780
New Jersey EDA, Refunding RB, United
Water of New Jersey Inc., Series B
(AMBAC), 4.50%, 11/01/25	1,000	1,061,620
North Hudson Sewerage Authority,
Refunding RB, Series A (NPFGC),
5.13%, 8/01/20	1,710	1,851,383
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC) (b):
4.74%, 9/01/26	4,100	1,892,191
4.41%, 9/01/33	2,350	670,408
Union County Utilities Authority,
Refunding RB, Senior Lease, Ogden
Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,590	1,591,844
5.38%, 6/01/18	1,670	1,671,537
		14,831,003
Total Municipal Bonds in New Jersey		164,066,563
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	735	745,312
New York — 6.2%
Transportation — 6.2%
Port Authority of New York & New
Jersey, RB, Consolidated, 93rd Series,
6.13%, 6/01/94	1,000	1,218,700
Port Authority of New York & New
Jersey, Refunding RB, AMT,
Consolidated:
152nd Series, 5.75%, 11/01/30	2,000	2,226,100
155th Series (AGM), 4.25%,
12/01/32	5,000	4,915,350
Total Municipal Bonds in New York		8,360,150

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 1.2%
Transportation — 1.2%
Delaware River Port Authority, RB,
Series D (AGC), 5.00%, 1/01/40	$ 1,500	$ 1,567,230
Puerto Rico — 12.7%
County/City/Special District/School District — 1.8%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C
(AGM), 5.13%, 8/01/42	2,380	2,501,999
Education — 2.2%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	3,000	2,999,790
Health — 3.2%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion,
Series A, 6.13%, 11/15/30	4,220	4,268,488
Housing — 0.8%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	1,000	1,024,220
State — 1.6%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.37%, 7/01/37	2,250	404,438
(FGIC), 4.49%, 7/01/30	2,750	834,625
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	850	940,601
		2,179,664
Transportation — 1.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	1,185	1,324,522
Utilities — 2.1%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A
(AGC), 5.13%, 7/01/47	1,750	1,798,807
Puerto Rico Electric Power Authority, RB,
Series RR (CIFG), 5.00%, 7/01/28	1,000	1,023,330
		2,822,137
Total Municipal Bonds in Puerto Rico		17,120,820
Total Municipal Bonds – 142.7%		191,860,075
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
New Jersey — 6.0%
Housing — 1.6%
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM), 5.00%,
5/01/27	1,980	2,164,398

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

3

Schedule of Investments(concluded)

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (d)	(000)	Value
New Jersey (concluded)
State — 3.0%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	$ 3,300	$ 4,079,229
Transportation — 1.4%
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.25%,
11/01/35	1,829	1,910,053
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 6.0%		8,153,680
Total Long-Term Investments
(Cost – $192,080,104) – 148.7%		200,013,755
Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund,
0.04% (e)(f)	1,342,484	1,342,484
Total Short-Term Securities
(Cost – $1,342,484) – 1.0%		1,342,484
Total Investments
(Cost – $193,422,588*) – 149.7%		201,356,239
Other Assets Less Liabilities – 1.7%		2,299,225
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (3.4)%		(4,691,278)
Preferred Shares, at Redemption Value – (48.0)%		(64,485,463)
Net Assets Applicable to Common Shares – 100.0%		$ 134,478,723

* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 188,738,219
Gross unrealized appreciation	$ 9,424,212
Gross unrealized depreciation	$ (1,490,561)
Net unrealized appreciation	7,933,651

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	October 31,
Affiliate	2010	Activity	2010	Income
BIF New Jersey
Municipal
Money Fund	4,549,254	(3,206,770)	1,342,484	$ 270

(f) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3 Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$200,013,755	— $ 200,013,755
Short-Term
Securities	$ 1,342,484	—	—	1,342,484
Total	$ 1,342,484	$200,013,755	— $ 201,356,239
[1] See above Schedule of Investments for values in each sector.

4 BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 22, 2010